Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning of year balances	S/ 95,090	S/ 61,046
New originated or purchased assets	2,140	1,095
Assets matured or derecognized (excluding write-offs)	(3,206)	(3,915)
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Effect on the expected credit loss due to the change of the Stage during the year	264,223	8,958
Others	604	41,383
Write-offs	(71,540)	(13,043)
Foreign exchange effect	(169)	(434)
End of year balances	287,142	95,090
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	9,383	9,877
New originated or purchased assets	2,140	1,095
Assets matured or derecognized (excluding write-offs)	(1,977)	(851)
Transfers to Stage 1	3,371	0
Transfers to Stage 2	(7)	(1,053)
Transfers to Stage 3	0	0
Effect on the expected credit loss due to the change of the Stage during the year	(2,935)	0
Others	(1,209)	457
Write-offs	(26)	0
Foreign exchange effect	(80)	(142)
End of year balances	8,660	9,383
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	85,707	37,987
New originated or purchased assets	0	0
Assets matured or derecognized (excluding write-offs)	(1,229)	(2,808)
Transfers to Stage 1	(3,371)	0
Transfers to Stage 2	7	1,053
Transfers to Stage 3	(65,103)	0
Effect on the expected credit loss due to the change of the Stage during the year	58	8,958
Others	1,813	40,926
Write-offs	(1,486)	0
Foreign exchange effect	(88)	(409)
End of year balances	16,308	85,707
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances	0	13,182
New originated or purchased assets	0	0
Assets matured or derecognized (excluding write-offs)	0	(256)
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	65,103	0
Effect on the expected credit loss due to the change of the Stage during the year	267,100	0
Others	0	0
Write-offs	(70,028)	(13,043)
Foreign exchange effect	(1)	117
End of year balances	262,174	0
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	20,377,805	20,912,184
New originated or purchased assets	5,527,693	4,916,977
Assets matured or derecognized (excluding write-offs)	(4,223,853)	(5,269,135)
Change in fair value	162,962	(247,289)
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	0	0
Write offs	0	0
Foreign exchange effect	(545,210)	65,068
End of year balances, Financial assets	21,299,397	20,377,805
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	19,331,755	20,160,308
New originated or purchased assets	5,527,693	4,916,977
Assets matured or derecognized (excluding write-offs)	(4,013,469)	(5,166,123)
Change in fair value	416,120	(218,924)
Transfers to Stage 1	78,049	0
Transfers to Stage 2	(2,945)	(425,221)
Transfers to Stage 3	0	0
Write offs	0	0
Foreign exchange effect	(543,764)	64,738
End of year balances, Financial assets	20,793,439	19,331,755
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	1,046,050	750,179
New originated or purchased assets	0	0
Assets matured or derecognized (excluding write-offs)	(164,020)	(101,294)
Change in fair value	(51,589)	(28,365)
Transfers to Stage 1	(78,049)	0
Transfers to Stage 2	2,945	425,221
Transfers to Stage 3	(325,490)	0
Write offs	0	0
Foreign exchange effect	(1,446)	309
End of year balances, Financial assets	428,401	1,046,050
Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	0	1,697
New originated or purchased assets	0	0
Assets matured or derecognized (excluding write-offs)	(46,364)	(1,718)
Change in fair value	(201,569)	0
Transfers to Stage 1	0	0
Transfers to Stage 2	0	0
Transfers to Stage 3	325,490	0
Write offs	0	0
Foreign exchange effect	0	21
End of year balances, Financial assets	S/ 77,557	S/ 0